Acquisitions/Divestitures (Divestiture) (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2013 Divestiture	Apr. 17, 2012	Dec. 31, 2014	Dec. 31, 2014	Sep. 10, 2013
Divestitures
Number of divestitures	2
Retail Stores Solutions business
Divestitures
Pre-tax gain on sale of business			$ 6
Cumulative pre-tax gain/(loss) on sale of business				511
Ownership retention period		3 years
Customer Care Business Process Outsourcing Services
Divestitures
Transaction price for sale of business					501
Approximate amount of transaction price received in cash					430
Noncash consideration received on sale of business					71
Pre-tax gain on sale of business				202
Pre-tax gain on sale of business adjustment				10
Customer Care Business Process Outsourcing Services | Maximum
Divestitures
Equity Ownership percent acquired					5.00%
Estimated | Retail Stores Solutions business
Divestitures
Pre-tax gain on sale of business				$ 517